John Hancock Small Cap Opportunities Fund | Class I Shares
JOHN HANCOCK SMALL CAP OPPORTUNITIES FUND
Investment objective
The fund seeks long-term capital appreciation.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees	John Hancock Small Cap Opportunities Fund Class I Shares Class I
Maximum front-end sales charge (load) on purchases as a % of purchase price	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	none

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		John Hancock Small Cap Opportunities Fund Class I Shares Class I
Management fee		0.90%
Other expenses	[1]	2.44%
Total annual fund operating expenses		3.34%
Contractual expense reimbursement	[2]	(2.10%)
Total annual fund operating expenses after expense reimbursements		1.24%
[1]	Other expenses have been restated to reflect current transfer agency and service fees.
[2]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.24% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest, litigation and extraordinary expenses. This expense limitation shall remain in effect until June 30, 2012 and thereafter until terminated by the adviser.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
John Hancock Small Cap Opportunities Fund Class I Shares Class I	126	831	1,559	3,488

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.
Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Growth Index, which was $7 million to $5.7 billion, as of March 31, 2011). Equity securities include common and preferred stocks and their equivalents.

In managing the fund, the subadviser emphasizes a bottom-up approach to individual stock selection. With the aid of proprietary financial models, the subadviser looks for growth companies with earnings growth and price momentum that it believes are undervalued relative to their long-term growth prospects.

The subadviser uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 15% of its net assets in a basket of U.S. dollar-denominated and foreign currency-denominated foreign equity and debt securities, and may invest up to 15% of net assets in bonds of any maturity rated as low as CC by Moody’s and Ca by S&P and their unrated equivalents (bonds rated Ba and below by Moody’s and BB and below by S&P are considered junk bonds). The fund may short-sell up to 15% of the fund’s net assets for non-speculative purposes to manage volatility. The fund may make use of certain derivative instruments (investments whose value is based on securities, indexes or currencies), including bond futures, interest-rate futures and swaps, and credit default swaps, in each case for the purpose of managing risk and/or enhancing investment returns.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order.Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Credit default swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit-quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk The prices of medium and smaller company stocks can change more frequently and dramatically than those of large company stocks. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

Short sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance

The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/InstitutionalPerformance, or by calling Signature Services at 1-888-972-8696 between 8:00 A.M. and 7:00 P.M., Eastern Time, on most business days.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Calendar year total returns — Class I (%)

Year-to-date total return The fund’s total return for the three months ended March 31, 2011 was 8.13%. Best quarter: Q2 ’09, 28.16% Worst quarter: Q2 ’10, -10.92%
Average annual total returns (%) as of 12-31-10
Average Annual Total Returns John Hancock Small Cap Opportunities Fund Class I Shares	1 Year	Inception	Inception date
before tax Class I	33.24%	40.18%	Jan. 02, 2009
After tax on distributions Class I	29.17%	36.16%	Jan. 02, 2009
After tax on distributions, with sale Class I	22.93%	32.66%	Jan. 02, 2009
Russell 2000 Growth Index	29.09%	31.75%	Jan. 02, 2009